Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 16,698,336
Repayments on bank loans	(2,200,000)
Non-cash changes, Proceeds from issuance of Debt securities	7,200,000
Non-cash changes, Proceeds from Debt long-term	2,709,125
Non-cash changes, Exchange effects	208,998
Fair value adjustments in P&L	62,249
Hedges fair value adjustments	427,162
Ending balance	25,105,870
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	2,200,000
Repayments on bank loans	(2,200,000)
Non-cash changes, Exchange effects	9,170
Non-cash changes, Long-term reclassification	2,650,420
Ending balance	2,659,590
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	4,437,043
Non-cash changes, Proceeds from Debt long-term	2,709,125
Non-cash changes, Exchange effects	199,828
Non-cash changes, Long-term reclassification	(1,150,420)
Ending balance	6,195,576
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	9,800,000
Non-cash changes, Proceeds from issuance of Debt securities	7,200,000
Non-cash changes, Long-term reclassification	(1,500,000)
Ending balance	15,500,000
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	261,293
Fair value adjustments in P&L	62,249
Hedges fair value adjustments	427,162
Ending balance	$ 750,704